Employee Future Benefits - Schedule of Allocation of Plan Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
2016 Target Allocation (percent)	100.00%
Actual Plan Asset Allocations (percent)	100.00%	100.00%
Fair value of plan assets	CAD 2,898	CAD 2,647
Equities
Defined Benefit Plan Disclosure [Line Items]
2016 Target Allocation (percent)	50.00%
Actual Plan Asset Allocations (percent)	50.00%	51.00%
Fair value of plan assets	CAD 1,449	CAD 1,339
Fixed income
Defined Benefit Plan Disclosure [Line Items]
2016 Target Allocation (percent)	46.00%
Actual Plan Asset Allocations (percent)	45.00%	44.00%
Fair value of plan assets	CAD 1,304	CAD 1,166
Real estate
Defined Benefit Plan Disclosure [Line Items]
2016 Target Allocation (percent)	4.00%
Actual Plan Asset Allocations (percent)	4.00%	4.00%
Fair value of plan assets	CAD 116	CAD 111
Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	CAD 10	CAD 10
Cash and other
Defined Benefit Plan Disclosure [Line Items]
2016 Target Allocation (percent)	0.00%
Actual Plan Asset Allocations (percent)	1.00%	1.00%
Fair value of plan assets	CAD 19	CAD 21
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	637	420
Level 1 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	507	417
Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	124	0
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	3
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,148	2,120
Level 2 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	942	922
Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,180	1,166
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	14
Level 2 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	18
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	113	107	CAD 93
Level 3 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	103	97
Level 3 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	10
Level 3 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	CAD 0	CAD 0